Discontinued Operations - Summary of Net Loss on Disposal of Discontinued Operations (Detail) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
ASSETS
Cash and cash equivalents	$ 15,575	$ 15,871
Other financial assets	1,122	1,199
Inventories	3,972	3,764
Property, plant and equipment	66,673	67,182
Intangible assets	718	778
Total assets	102,414	111,993
LIABILITIES
Total liabilities	47,098	51,323
Net assets	55,316	$ 60,670
Net loss on disposal	(497)
Discontinued operations [member]
ASSETS
Cash and cash equivalents	104
Trade and other receivables	562
Other financial assets	32
Inventories	34
Property, plant and equipment	10,998
Intangible assets	667
Total assets	12,397
LIABILITIES
Trade and other payables	796
Provisions	493
Total liabilities	1,289
Net assets	11,108
Less non-controlling interest share of net assets disposed	(168)
BHP Share of net assets disposed	10,940
Gross consideration	10,590
Less transaction costs	(60)
Income tax expense	(87)
Net loss on disposal	$ (497)